Long-term debt (Narrative) (Details) $ in Thousands, $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($)	Jul. 24, 2023 USD ($)	Jul. 17, 2023 USD ($)	Aug. 22, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 09, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding					$ 1,287,536	$ 1,287,536	$ 1,184,162
Principal repayments						$ 143,000	0
Copper Mountain Mine (BC) Ltd. [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary						75.00%
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments					1,200,000	$ 1,200,000
Debt outstanding					1,190,586	1,190,586	1,188,132	$ 1,185,805
Senior Notes Due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments					$ 600,000	$ 600,000
Borrowings, interest rate					4.50%	4.50%
Senior Notes Due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments					$ 600,000	$ 600,000
Borrowings, interest rate					6.125%	6.125%
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					$ 450,000	$ 450,000
Debt outstanding					96,950	96,950	(3,970)	$ (5,531)
Senior secured revolving credit facilities [Member] | Canada [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, amount drawn						220,000
Repayments of revolving credit facility						120,000
Debt outstanding					10,000	10,000
Senior secured revolving credit facilities [Member] | Peru [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding					90,000	90,000
Letters of credit issued to support reclamation or pension obligations					0	0
Letters of credit					118,048	118,048
Senior secured revolving credit facilities [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations					26,144	26,144
Senior secured revolving credit facilities [Member] | Arizona [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations						12,966
Senior secured revolving credit facilities [Member] | British Columbia [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations						15,925
Senior secured revolving credit facilities [Member] | British Columbia [Member] | BC Hydro [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations						5,013
Letter of credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Bilateral letter of credit facility closed				$ 130
Letter of credit facility [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations					56,652	56,652
Copper Mountain Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments									$ 250,000
Borrowings, interest rate									8.00%
Debt outstanding					0	0	$ 0
Put option premium			$ 83,307			833
Put option price percentage			101.00%
Repayment of principal and premium amount of bonds		$ 84,140
Principal repayments					$ 5,000	$ 143,000
Redemption of remaining principal amount outstanding	$ 54,696
Call option price percentage	104.00%